GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	10/20/2011
Collection Period Ended:	9/30/2011
Closing Date:	08/13/2009
Next Payment Date:	11/21/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

				Note Payment Detail

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Amount	Total	Class Balance

A	36159LBG0	1.91050%	500,000,000.00	500,000,000.00	0.00	796,041.67	796,041.67	500,000,000.00
B	36159LBH8	4.23050%	10,526,320.00	10,526,320.00	0.00	37,109.66	37,109.66	10,526,320.00
C	36159LBJ4	5.93050%	15,789,475.00	15,789,475.00	0.00	78,032.90	78,032.90	15,789,475.00

TOTALS			526,315,795.00	526,315,795.00	0.00	911,184.23	911,184.23	526,315,795.00

Beginning of Month Balance	5,061,271,624.60
New Volume	2,260,018,976.27
Principal Collections	1,894,172,946.38
Defaulted Amount	9,612,271.98
End of Month Balance	5,417,505,382.51
Annualized Yield	7.86%

Overconcentrations
Are there any Product Line Overconcentrations?	No
0.00
Are there any Dealer Overconcentrations?	Yes
39,936,350.37
Are there any Manufacturer Overconcentrations?	No
0.00
Discount Factor	0.0%

Collections	Total	Overconcentration
Principal Collections	1,894,172,946.38	28,011,110.01	1,866,161,836.37
Non Principal Collections	34,684,754.30	21,415.49	34,663,338.81
Total Collections	1,928,857,700.68	28,032,525.50	1,900,825,175.18
Defaults
Default Amount	9,612,271.98	0.00	9,612,271.98
Series Allocation Percentage			10.98%
Investor Default Amount			1,055,773.29
Charge-offs
Investor Charge-offs			0.00

GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	10/20/2011
Collection Period Ended:	9/30/2011
Closing Date:	08/13/2009
Next Payment Date:	11/21/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

Allocation of Available Non Principal Collections
	Series Allocation Percentage		10.98%
	Available Non Principal Collections Allocated to Series			3,807,281.71
Application of Available Non Principal Collections and Available Principal Collections

(a)	Available Non Principal Collections Allocated to Series			3,807,281.71
	(i)	(A) Amount to Indenture Trustee		0.00
		(B) Amount to Trustee		0.00
		(C) Amount to Administrator		55.56
		(D) Amount to Custodian		0.00
	(ii)	Noteholder Servicing Fee		921,052.65
		Unpaid Servicer Advances and interest thereon		0.00

	(iii)	Class A Monthly Interest		796,041.67
	(iv)	Class B Monthly Interest		37,109.66
	(v)	Class C Monthly Interest		78,032.90

	(vi)	Investor Default Amount (treated as Available Principal Collections)		1,055,773.29
	(vii)	Investor Charge-offs	0.00
		Reimbursement of Investor Charge-offs	0.00
		Unreimbursed Investor Charge-offs	0.00
		Reallocation Principal Collections	0.00
		Reimbursement of Reallocated Principal Collections	0.00
		Unreimbursed Reallocated Principal Collections	0.00
		Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections		0.00

	(viii)	Amount Required to be Deposited to the Reserve Account		0.00

	(ix)	Remaining Amounts due to:
		Indenture Trustee		0.00
		Trustee		0.00
		Administrator		0.00
		Custodian		0.00

	(x)	Amounts otherwise required to be Deposited to Principal Account		0.00

	(xi)	(If Early Amortization Period has not occurred)
		Release to Issuer to make required yield payments on the Principal Overcollateralization Amount		919,215.98

GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	10/20/2011
Collection Period Ended:	9/30/2011
Closing Date:	08/13/2009
Next Payment Date:	11/21/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

Excess Non Principal Collections for Series 2007-1	2,816,791.62
Excess Non Principal Collections for Series 2008-A	1,633,982.09
Excess Non Principal Collections for Series 2009-B	652,101.10
Excess Non Principal Collections for Series 2009-1	711,310.23
Excess Non Principal Collections for Series 2009-2	810,246.64
Excess Non Principal Collections for Series 2010-A	695,989.14
Excess Non Principal Collections for Series 2010-B	1,322,254.24
Excess Non Principal Collections for Series 2011-1	1,058,861.70
Excess Non Principal Collections for Series 2011-A	1,369,720.23
Total Excess Non Principal Collections	11,071,256.99

Non Principal Shortfalls for Series 2007-1	0.00
Non Principal Shortfalls for Series 2008-A	0.00
Non Principal Shortfalls for Series 2009-B	0.00
Non Principal Shortfalls for Series 2009-1	0.00
Non Principal Shortfalls for Series 2009-2	0.00
Non Principal Shortfalls for Series 2010-A	0.00
Non Principal Shortfalls for Series 2010-B	0.00
Non Principal Shortfalls for Series 2011-1	0.00
Non Principal Shortfalls for Series 2011-A	0.00
Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2008-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2010-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2010-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2011-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2011-A	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00

Released to Transferor	11,071,256.99

GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	10/20/2011
Collection Period Ended:	9/30/2011
Closing Date:	08/13/2009
Next Payment Date:	11/21/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

(b)	Revolving Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(x) of Indenture Supplement		204,971,709.97
	Available Principal Collections Treated as Shared Principal Collections Applied According to Section 8.5 of Indenture		206,027,483.26

(c)	Controlled Accumulation Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(y) of Indenture Supplement		0.00
	Available Principal Collections Treated as Shared Principal Collections		0.00
	(i)	Monthly Principal Deposited into the Principal Account	0.00
	(ii)	Monthly Principal Deposited to Distribution Account and paid to:
		Class A	0.00
		Class B	0.00
		Class C	0.00
	(iii)	Principal Overcollateralization Amount	0.00
	(iv)	Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

	Early Amortization Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(z) of Indenture Supplement		0.00
	(i)	Monthly Principal Deposited into the Principal Account	0.00
	(ii)	Monthly Principal Deposited to Distribution Account and paid to:
		Class A	0.00
		Class B	0.00
		Class C	0.00
	(iii)	Amount equal to the Principal Overcollateralization release to Issuer (after the Note Principal Balance shall have been reduced to zero)	0.00
	(iv)	Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	1,875,774,108.33
Aggregate Principal Shortfall for Principal Sharing Series	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2008-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2010-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2010-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2011-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2011-A	0.00
Amount Deposited into the Excess Funding Account	0.00

Released to Issuer	1,875,774,108.33

GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	10/20/2011
Collection Period Ended:	9/30/2011
Closing Date:	08/13/2009
Next Payment Date:	11/21/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

Credit Enhancement (Series Level)

Required Reserve Account

Required Reserve Account Percentage		2.50%
Note Principal Balance		526,315,795.00
Required Reserve Account Amount		13,157,894.88

Reserve Account Interest Earnings withdrawn		108.54
Beginning Reserve Account Amount		13,157,894.88
Reserve Account Deposits		0.00
Reserve Account Withdrawals		0.00
Ending Reserve Account Amount		13,157,894.88

Reserve Account Deficiency		0.00

Principal Overcollateralization Amount		26,315,795.00

Non Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		1,119,089.98
Disbursements		1,119,089.98
Ending Balance		0.00
Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00
Free Equity Amount (Trust Level)
Note Trust Principal Balance		5,417,505,382.51
Note Principal Balance	4,778,964,823.00
Principal Overcollateralization Amount	252,461,138.00
Excess Investor Charge-offs & Reallocated Principal Collections	0.00
Aggregate Collateral Amount for all Series of Notes outstanding		5,031,425,961.00
Free Equity Amount		386,079,421.51

Minimum Free Equity Percentage		0.00%
Total Overconcentration		39,936,350.37
Minimum Free Equity Amount		39,936,350.37

GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	10/20/2011
Collection Period Ended:	9/30/2011
Closing Date:	08/13/2009
Next Payment Date:	11/21/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

Excess Funding Account (Trust Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

Summary of Allocation of Collections

Total Principal Collections	1,866,161,836.37
Principal Collections Allocated to Series 2007-1	394,082,505.94
Principal Collections Allocated to Series 2008-A	307,465,952.89
Principal Collections Allocated to Series 2009-B	122,990,831.97
Principal Collections Allocated to Series 2009-1	204,971,709.97
Principal Collections Allocated to Series 2009-2	204,971,709.97
Principal Collections Allocated to Series 2010-A	122,990,831.97
Principal Collections Allocated to Series 2010-B	204,971,709.97
Principal Collections Allocated to Series 2011-1	163,977,415.45
Principal Collections Allocated to Series 2011-A	139,739,168.24
Principal Collections Not Allocated to Any Series and Released to Issuer	0.00

Total Non Principal Collections	34,663,338.81
Non Principal Collections Allocated to Series 2007-1	7,319,952.19
Non Principal Collections Allocated to Series 2008-A	5,711,078.37
Non Principal Collections Allocated to Series 2009-B	2,284,514.02
Non Principal Collections Allocated to Series 2009-1	3,807,281.71
Non Principal Collections Allocated to Series 2009-2	3,807,281.71
Non Principal Collections Allocated to Series 2010-A	2,284,514.02
Non Principal Collections Allocated to Series 2010-B	3,807,281.71
Non Principal Collections Allocated to Series 2011-1	3,045,826.25
Non Principal Collections Allocated to Series 2011-A	2,595,608.83
Non Principal Collections Not Allocated to Any Series and Released to Issuer	0.00

GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	10/20/2011
Collection Period Ended:	9/30/2011
Closing Date:	08/13/2009
Next Payment Date:	11/21/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?		No

(2) Are there any material breaches of pool of assets representations and warranties or covenants?		No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?		No

(4) Has the master servicer made any Servicer Advances during the previous collection period?		No

(5) Has an early amortization event occurred?		No

(6) Have any Payment Rate Triggers been met?		No

Current Monthly Payment Rate	37.42%
Prior Monthly Payment Rate	40.31%
Second Prior Monthly Payment Rate	36.54%
3 Month Average Monthly Payment Rate	38.09%

(7) Has the Default Rate Trigger been met?		No

Current Monthly Default Rate	2.28%
Prior Monthly Default Rate	0.74%
Second Prior Monthly Default Rate	0.18%
3 Month Average Monthly Default Rate	1.07%

(8) Reserve Account balance < Reserve Account trigger		No
Reserve Account balance	13,157,894.88
(A) Required Reserve Account Percentage minus 0.25%	2.25
times (B) Note Principal Balance	526,315,795.00
Reserve Account trigger	11,842,105.39

(9) The sum of all investments held in trust accounts of the Issuer > 50% of the assets of the Issuer		No
Current Month	3.16%
Prior Month	3.21%
Second Prior Month	2.98%
Third Prior Month	2.89%
Fourth Prior Month	2.87%
Fifth Prior Month	2.83%

(10) Have any new series been issued during the related monthly collection period?		Yes

(11) Have any account additions or account removals occurred during the related monthly collection period?		Yes
Number of accounts added / (removed) : 960

GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	10/20/2011
Collection Period Ended:	9/30/2011
Closing Date:	08/13/2009
Next Payment Date:	11/21/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

Delinquency

	Amount	Percentage of Total
Days Outstanding	(Dollars in Millions)	Receivables Outstanding
31 - 60	2.3	0.04%
61 - 90	1.2	0.02%
91 - 120	2.2	0.04%
121 - 150	0.9	0.02%
151 - 180	0.4	0.01%

*Total	6.9	0.13%

*Figures may not foot due to rounding